ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 10, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ashmore Funds (the “Registrant”) (File Nos: 333-169226 and 811-22468)

Ladies and Gentlemen:

On behalf of the Registrant, in connection with new disclosure regarding sales load variations for Class A Shares and the creation of a new Class T share class, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.	Prospectus relating to Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (each a “Fund,” and collectively, the “Funds”); and

2.	Statement of Additional Information relating to the Funds (the “Amendment”).

The Registrant requests selective review of this filing in accordance with the U.S. Securities and Exchange Commission’s (“SEC”) releases on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984) and Mutual Fund Fee Structures, IM Guidance Update No. 2016-06 (December 15, 2016).

Except as indicated below, the disclosure in this filing is similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on December 23, 2016 (SEC Accession Number: 0001193125-16-803173 (the “Prior Filing”)). The Registrant received comments from the SEC staff with respect to the Prior Filing via telephone on February 2, 2017 and intends to respond to the comments via a correspondence filing prior to the filing of a registration statement amendment on Form N-1A pursuant to Rule 485(b) of the Securities Act on February 28, 2017. The Registrant intends to make any conforming changes to the Amendment that it makes in this Rule 485(b) filing in response to the SEC staff comments.

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below, which were updated to make revisions to existing disclosures regarding the expense limitation agreement, reflect new disclosure regarding sales load variations relating to Class A Shares, and incorporate disclosure regarding new Class T Shares:

1)	Disclosure with respect to the expense limitation agreement under:

a)	The heading “Fees and Expenses of the Fund” in the section titled “Summary Information About the Funds” for each of the Funds; and

b)	The heading “Expense Limitation and Waivers” in the section titled “Management of the Funds”;

2)	Information regarding sales load variation relating to Class A shares under:

a)	The headings “Fees and Expenses of the Fund” and “Purchase and Sale of Fund Shares” in the section titled “Summary Information about the Funds” for each of the Funds;

b)	The sections titled “Classes of Shares,” “How to Buy Shares” and “Glossary”; and

c)	A new Appendix A;

3)	Information regarding Class T shares under:

a)	The headings “Fees and Expenses of the Fund,” “Performance Information” and “Purchase and Sale of Fund Shares” in the section titled “Summary Information about the Funds”; and

b)	The sections titled “How the Funds’ Shares are Priced,” “Classes of Shares,” “How to Buy Shares,” “How to Sell or Exchange Shares,” and “Payments to Financial Intermediaries.”

Statement of Additional Information

The Registrant requests selective review of the sections of the Statement of Additional Information listed below, which were updated to make revisions to existing disclosures regarding the expense limitation agreement, reflect new disclosure regarding sales load variation relating to Class A Shares, and incorporate disclosure regarding the new Class T Shares:

1)	Disclosure with respect to the expense limitation agreement under the heading “Expense Limitations and Waivers” in the section titled “The Investment Manager”;

2)	Information regarding sales load variation relating to Class A shares in the section titled “Distribution of Trust Shares and Multiple Share Classes”; and

3)	Information regarding Class T shares in the following sections: “Capitalization and Share Classes,” “The Investment Manager,” “Distribution of Trust Shares and Multiple Share Classes,” and “Share Purchases, Exchanges and Redemptions.”

Please direct any questions you may have with respect to this filing to me at (202) 508-4688.

Very truly yours,

/s/ Adam S. Lovell

cc:	Paul Robinson, Ashmore Investment Management Limited
Brian Rowe, Ashmore Investment Advisors Limited
David C. Sullivan, Esq., Ropes & Gray LLP